Inventories	12 Months Ended
Jan. 31, 2021
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Inventories
7.	INVENTORIES
The Company’s inventories were as follows, as at:

	January 31, 2021	January 31, 2020
Materials and work in progress	$540.7	$429.5
Finished products	305.0	492.0
Parts, accessories and apparel	241.6	244.8
Total inventories	$1,087.3	$1,166.3
The Company reco
g
nized in the consolidated statements of net income during the year ended January 31, 2021, a write-down on inventories of $43.5 million ($21.1 million for the year ended January 31, 2020) and reversed previously recorded write-downs of $6.2 million ($7.3 million for the year ended January 31, 2020). For the year ended January 31, 2021, the write-down on inventories includes an amount of $20.4 million related to the wind-down of the Evinrude outboard engines production (see Note 26).